AEA Valuebuilder Variable Annuity
ClassicStrategies® Variable Annuity
NEA Valuebuilder Retirement Income Director Variable Annuity
Parkstone Advantage Variable Annuity
SBL Variable Annuity Account
SBL Variable Annuity Account III
SBL Variable Annuity Account IV
SBL Variable Universal Life Security Elite Benefit Security Varilife ThirdFed Variable Annuity Variflex ES Variable Annuity Variflex Extra Credit Variable Annuity Variflex Signature Variable Annuity

SECURITY BENEFIT LIFE INSURANCE COMPANY
PARKSTONE VARIABLE ANNUITY ACCOUNT
SBL VARIABLE ANNUITY ACCOUNT
SBL VARIABLE ANNUITY ACCOUNT III
SBL VARIABLE ANNUITY ACCOUNT IV
SBL VARIABLE ANNUITY ACCOUNT VIII
SBL VARIABLE ANNUITY ACCOUNT XIV
SBL VARIABLE ANNUITY ACCOUNT XVII
SBL VARIABLE UNIVERSAL LIFE INSURANCE ACCOUNT
SECURITY VARILIFE SEPARATE ACCOUNT
VARIFLEX SEPARATE ACCOUNT

SUPPLEMENT DATED AUGUST 2, 2010
TO THE
PROSPECTUSES OF EACH VARIABLE ACCOUNT PRODUCT LISTED ABOVE

This supplement updates you on the closing of the purchase and sale transaction entered into by Security Benefit Mutual Holding Company (“SBMHC”) and certain affiliates with Guggenheim SBC Holdings, LLC (the “Investor”) (the “Transaction”) and the completion of the related demutualization and dissolution plan of SBMHC (the “Demutualization and Dissolution Plan”). The direct parent company of Security Benefit Life Insurance Company (“SBL”) is Security Benefit Corporation (SBC”). SBMHC is the parent company of SBC and the ultimate parent company of SBL.

Background. In March and April 2010, we supplemented your prospectus with information about the Transaction and the related Demutualization and Dissolution Plan.  As noted in the prior supplements, the Transaction and the Demutualization and Dissolution Plan were approved by the SBMHC Board of Directors. The Demutualization and Dissolution Plan was subject to regulatory approval by the Commissioner of Insurance of the State of Kansas (the “Commissioner”) and approval by eligible contract owners, to the extent required by applicable law.

Transaction Closing and Demutualization. The Demutualization and Dissolution Plan was approved by the Commissioner on May 18, 2010, and by eligible contract owners on May 26, 2010. Following receipt of the necessary approvals from the Commissioner and eligible contract owners and the satisfaction of certain other conditions, the Transaction closed on July 30, 2010. SBL remains a direct wholly owned subsidiary of SBC, and SBC is a wholly owned subsidiary of the Investor.

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Please retain this supplement with your prospectus for future reference. If you have any questions, please call us at 1-800-888-2461 or your registered representative.